Stockholders' Equity (Details - Option Activity) - Equity Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning	210,000
Weighted Average Exercise Price Outstanding, Beginning	$ 9.61
Options Outstanding	8 years 9 months 29 days	9 years 7 months 9 days
Number of Options Granted	105,000
Weighted Average Exercise Price Granted	$ 3.00
Number of Options Exercised	0
Weighted Average Exercise Price Exercised
Number of Options Forfeited	0
Weighted Average Exercise Price Forfeited
Number of Options Outstanding, Ending	315,000	210,000
Weighted Average Exercise Price Outstanding, Ending	$ 4.80	$ 9.61
Aggregate intrinsic value options outstanding	$ 336,000
Number of Options Vested	262,500
Weighted Average Exercise Price Vested	$ 5.16
Options Vested	8 years 7 months 20 days
Aggregate intrinsic value options vested	$ 84,000
Number of Options Exercisable, Ending	315,000
Weighted Average Exercise Price Exercisable, Ending	$ 5.16
Options Exercisable	8 years 7 months 20 days
Aggregate intrinsic value options exercisable	$ 84,000